Pension and Non-pension Post-employment Benefit Plans	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Pension and Non-pension Post-employment Benefit Plans
PENSION AND NON-PENSION POST-EMPLOYMENT BENEFIT PLANS:
(a)    Plan summaries:
We provide pension and non-pension post-employment benefit plans for our employees. Such plans include defined benefit pension plans for our employees in the United Kingdom (U.K.) that generally provide participants with stated benefits on retirement based on their pensionable service, either in annuities and/or lump sum payments. The U.K defined benefit pension plans are comprised of a Main pension plan and a Supplementary pension plan, both of which are closed to new members. The U.K. Main pension plan is our largest defined benefit pension plan. The Supplementary pension plan does not have any active members. Approximately 1% of the U.K. plan members remain active employees of the Company. Defined contribution pension plans are offered to certain employees, mainly in Canada and the U.S. We provide non-pension post-employment benefits (under other benefit plans) to retired and terminated employees in Canada, the U.S., Mexico and Thailand. These benefits may include one-time retirement and specified termination benefits, medical, surgical, hospitalization coverage, supplemental health, dental and/or group life insurance.
In March 2017, the Trustees of our U.K. Main pension plan entered into an agreement with a third party insurance company to purchase an annuity for participants in such plan who have retired. The cost of the annuity was £123.7 million (approximately $154.3 at the exchange rate at the time of recording) and was funded with existing plan assets. The annuity is held as an asset of the Main plan. Although we retain ultimate responsibility for the payment of benefits to plan participants, the annuity substantially hedges the financial risk component of the associated pension obligations for such retired participants. The purchase of the annuity resulted in a non-cash loss of $17.0 which we recorded in other comprehensive income and simultaneously re-classified to deficit during 2017. We also reduced the value of our pension assets by $17.0 during 2017, which is recorded in other non-current assets on our consolidated balance sheet.
In April 2017, the Trustees of our U.K. Supplementary pension plan entered into an agreement with a third party insurance company to purchase an annuity for all participants of this plan. The cost of the annuity was £9.1 million (approximately $11.7 at the exchange rate at the time of recording) and was funded with existing plan assets. The annuity is held as an asset of such plan. For the Supplementary pension plan, we anticipate transferring the pension annuity to individual plan members and winding up the plan in 2018. Although we will retain responsibility for the payment of benefits to plan participants until such wind-up is complete, the annuity substantially hedges the financial risk component of the associated pension obligations for such participants. The purchase of the annuity resulted in a non-cash loss of $1.9 which we recorded during 2017 in other charges (see note 16(c)) in our consolidated statement of operations, with a corresponding reduction in the value of our pension assets which is recorded in other non-current assets on our consolidated balance sheet. This non-cash loss was recorded through our consolidated statement of operations as we anticipate winding up this plan in 2018.
The overall governance of our pension plans is conducted by our Global Compensation Committee which, through annual reviews, approves material plan changes, reviews funding levels, investment performance, compliance matters and plan assumptions, and ensures that the plans are administered in accordance with local statutory requirements. We have established a Pension Committee to govern our Canadian pension plans. The U.K. pension plans are governed by a Board of Trustees, composed of employee and company representation. Both the Canadian Pension Committee and the U.K. Board of Trustees review funding levels, investment performance and compliance matters for their respective plans. Our pension funding policy is to contribute amounts sufficient, at minimum, to meet local statutory funding requirements. For our defined benefit pension plans (primarily U.K.), local regulatory bodies either define the minimum funding requirement or approve the funding plans submitted by us. We may make additional discretionary contributions taking into account actuarial assessments and other factors. The contributions that we make to support ongoing plan obligations are recorded in the respective asset or liability accounts on our consolidated balance sheet.
Our U.K. plans require an actuarial valuation to be completed every three years. The actuarial valuation was completed using a measurement date of April 2016; the next valuation will have a measurement date of April 2019.
We currently fund our non-pension post-employment benefit plans as we incur benefit payment obligations thereunder. Excluding our mandatory plans, the most recent actuarial valuations for our largest non-pension post-employment benefit plans were completed using measurement dates of May 2016 (Canada) and  January 2017 (U.S.). The next actuarial valuations for these plans will have measurement dates of May 2019 and January 2018, respectively. We accrue the expected costs of providing non-pension post-employment benefits during the periods in which the employees render service.
We used a measurement date of December 31, 2017 for the accounting valuation for pension and non-pension post-employment benefits.
Our pension plans are exposed to market risks such as changes in interest rates, inflation, and fluctuations in investment values, as well as financial risks including counterparty risks of financial institutions from which annuities have been purchased for specified plans. See notes 16(c) and 21(c). Our plans are also exposed to non-financial risks, including the membership’s mortality and demographic changes, as well as regulatory changes.
We manage the funding level risk of defined benefit pension plans through our asset allocation strategy for each plan. In the U.K., we follow an active de-risking strategy and allocate a higher level of the plan assets to debt instruments if the funding level of the plan improves. During 2017, certain of the obligations under our U.K. defined benefit pension plans have been hedged with the purchase of annuities with insurance companies. See above and note 16(c).
Pension fund assets are invested primarily in fixed income and equity securities. Asset allocation between fixed income and equity securities is adjusted based on the expected life of the plan and the expected retirement dates of the plan participants. Our pension funds do not invest directly in our shares, but may invest indirectly as a result of the inclusion of our shares in certain investment funds. All of our plan assets are measured at their fair value using inputs described in the fair value hierarchy in note 21. At December 31, 2017, $247.0 (December 31, 2016 — $351.6) of our plan assets were measured using level 1 inputs of the fair value hierarchy and $148.5 (December 31, 2016 — nil) of our plan assets (comprised of insurance annuities) were measured using level 3 inputs of the fair value hierarchy. At December 31, 2017, none (December 31, 2016 — $25.6) of our plan assets were measured using level 2 inputs of the fair value hierarchy. Approximately 96% of our plan assets are held with financial institutions with a Standard and Poor’s long-term rating of A- or above at December 31, 2017. The remaining assets are held with financial institutions where ratings are not available or below A-. For these institutions, Celestica monitors counterparty risk based on the diversification of plan assets. These plan assets are maintained in segregated accounts by a custodian that is independent from the fund managers. We believe that the counterparty risk is low.
Plan assets are measured at their fair values; however, the amounts we are permitted to record for defined benefit plan assets may be restricted under IFRS. See note 2(n) for a description of this restriction. Based on a review of the terms, conditions, and statutory minimum funding requirements of our defined benefit plans, we have determined that the present value of future pension refunds or reductions in future contributions to our pension plans exceeds the total of the fair value of plan assets net of the present value of related obligations. This determination was made on a plan-by-plan basis. As a result of our assessment, there were no reductions to the amounts we recorded for defined benefit plan assets as at December 31, 2017 or 2016.
(b) Plan financials:

The table below presents the market value of plan assets:

	Fair Market Value at December 31		Actual Asset Allocation (%) at December 31
	2016	2017	2016	2017
Quoted market prices:
Debt investment funds	$283.1	$225.2	75%	57%
Equity investment funds	60.4	7.0	16%	2%
Non-quoted market prices:
Other investment funds / insurance annuities	25.6	148.5	7%	37%
Other	8.1	14.8	2%	4%
Total	$377.2	$395.5	100%	100%

The following tables provide a summary of the financial position of our pension and other benefit plans:

	Pension Plans Year ended December 31		Other Benefit Plans Year ended December 31
	2016	2017	2016	2017
Plan assets, beginning of year	$365.3	$377.2	$—	$—
Interest income	12.7	10.0	—	—
Actuarial gains (losses) in other comprehensive income (i)	74.0	(6.1)	—	—
Administrative expenses paid from plan assets	(1.2)	(1.4)	—	—
Employer contributions	7.4	2.4	—	—
Employer direct benefit payments	2.0	0.1	2.2	2.5
Employer direct settlement payments	—	—	—	2.0
Settlement payments from employer	—	—	—	(2.0)
Settlement payments from plan (see note 19(a))	—	(11.7)	—	—
Benefit payments from plan	(14.8)	(10.5)	—	—
Benefit payments from employer	(2.0)	(0.1)	(2.2)	(2.5)
Foreign currency exchange rate changes and other	(66.2)	35.6	—	—

Plan assets, end of year	$377.2	$395.5	$—	$—

(i)
Actuarial gains or losses are determined based on actual return on plan assets less interest income above. For 2017, includes $17.0 loss resulting from the purchase of annuities in March 2017 (see note 19(a) above).

	Pension Plans Year ended December 31		Other Benefit Plans Year ended December 31
	2016	2017	2016	2017
Accrued benefit obligations, beginning of year	$326.9	$325.6	$62.7	$65.8
Current service cost	1.7	2.1	1.9	2.0
Past service cost and settlement/curtailment losses	—	1.9	—	0.6
Interest cost	11.1	8.7	2.6	2.6
Actuarial losses (gains) in other comprehensive income from:
— Changes in demographic assumptions	(13.9)	5.4	(6.3)	0.2
— Changes in financial assumptions	82.9	2.9	5.8	2.9
— Experience adjustments	(12.9)	0.1	(0.1)	0.6
Settlement payments from employer	—	—	—	(2.0)
Settlement payments from plan	—	(11.7)	—	—
Benefit payments from plan	(14.8)	(10.5)	—	—
Benefit payments from employer	(2.0)	(0.1)	(2.2)	(2.5)
Foreign currency exchange rate changes and other	(53.4)	31.4	1.4	5.3
Accrued benefit obligations, end of year	$325.6	$355.8	$65.8	$75.5

Weighted average duration of benefit obligations (in years)	19	19	14	14
The present value of the defined benefit obligations, the fair value of plan assets and the surplus or deficit in our defined benefit pension and other benefit plans are summarized as follows:

	Pension Plans December 31		Other Benefit Plans December 31
	2016	2017	2016	2017
Accrued benefit obligations, end of year	$(325.6)	$(355.8)	$(65.8)	$(75.5)
Plan assets, end of year	377.2	395.5	—	—
Excess (deficiency) of plan assets over accrued benefit obligations	$51.6	$39.7	$(65.8)	$(75.5)

The following table outlines the plan balances as reported on our consolidated balance sheet:

	December 31			December 31
	2016			2017
	Pension Plans	Other Benefit Plans	Total	Pension Plans	Other Benefit Plans	Total
Pension and non-pension post-employment benefit obligations	$(20.2)	$(65.8)	$(86.0)	$(23.2)	$(74.6)	$(97.8)
Current other post-employment benefit obligations (i)	—	—	—	—	(0.9)	(0.9)
Non-current net pension assets (note 10)	71.8	—	71.8	62.9	—	62.9
	$51.6	$(65.8)	$(14.2)	$39.7	$(75.5)	$(35.8)

(i)
In connection with certain restructuring actions announced prior to the end of 2017, we reclassified a current portion of the accumulated post-employment benefits totaling $0.9 to accrued and other current liabilities on our consolidated balance sheet as of December 31, 2017.

The following table outlines the net expense recognized in our consolidated statement of operations for pension and non-pension post-employment benefit plans:

	Pension Plans Year ended December 31			Other Benefit Plans Year ended December 31
	2015	2016	2017	2015	2016	2017
Current service cost	$1.7	$1.7	$2.1	$2.0	$1.9	$2.0
Net interest cost (income)	(1.6)	(1.6)	(1.3)	2.6	2.6	2.6
Past service cost and settlement/curtailment losses	1.0	—	1.9	0.1	—	0.6
Plan administrative expenses and other	1.1	1.1	1.3	—	—	—
	2.2	1.2	4.0	4.7	4.5	5.2
Defined contribution pension plan expense (note 19(c))	10.4	10.0	9.4	—	—	—
Total expense for the year	$12.6	$11.2	$13.4	$4.7	$4.5	$5.2

We generally record the expenses for pension plans and non-pension post-employment benefits in cost of sales and SG&A expenses depending on the nature of the expenses. Our settlement loss in 2017 of $1.9 in pension plans arose as a result of annuity purchases for our U.K. Supplementary plan during 2017. See note 16(c).
The following table outlines the gains and losses, net of tax, recognized in OCI and reclassified directly to deficit:

	Year ended December 31
	2015	2016	2017
Cumulative losses, beginning of year	$6.0	$13.0	$(4.1)
Loss on pension annuity purchase (see note 16(c))	—	—	17.0
Actuarial losses (gains) recognized during the year (i)	7.0	(17.1)	1.2
Cumulative losses (gains), end of year (ii)	$13.0	$(4.1)	$14.1

(i)	Net of income tax recovery of nil for 2017 (2016 — $1.4 income tax expense; 2015 — nil income tax recovery).

(ii)	Net of income tax recovery of $0.7 as at December 31, 2017 (December 31, 2016 — $0.7 income tax recovery; December 31, 2015 — $2.1 income tax recovery).
The following percentages and assumptions were used in measuring the plans for the years indicated:

	Pension Plans			Other Benefit Plans
	2015	2016	2017	2015	2016	2017
Weighted average discount rate at December 31 (i) for:
Benefit obligations	3.8	2.6	2.5	4.1	3.9	3.6
Net pension cost	3.7	3.8	2.6	3.9	4.1	3.9
Weighted average rate of compensation increase for:
Benefit obligations	3.8	3.9	4.0	4.6	4.6	4.6
Net pension cost	3.8	3.8	3.9	4.6	4.6	4.6
Healthcare cost trend rates:
Immediate trend	—	—	—	6.2	5.9	5.8
Ultimate trend	—	—	—	4.5	4.5	4.5
Year the ultimate trend rate is expected to be achieved	—	—	—	2030	2030	2030

(i)
The weighted average discount rate is determined using publicly available rates for highly-rated bonds by currency in countries where there is a pension or non-pension benefit plan. A lower discount rate would increase the present value of the benefit obligation.

Management applied significant judgment in determining these assumptions. We evaluate these assumptions on a regular basis taking into consideration current market conditions and historical market data. Actual results could differ materially from those estimates and assumptions.
A one percentage-point increase or decrease to one of the following actuarial assumptions, holding other assumptions constant in each case, would increase (decrease) our benefit obligations as follows:

	Pension Plans		Other Benefit Plans
	Year ended December 31, 2017		Year ended December 31, 2017
	1% Increase	1% Decrease	1% Increase	1% Decrease
Discount rate	$(58.9)	$77.4	$(9.4)	$11.7
Healthcare cost trend rate	$—	$—	$8.6	$(6.7)

The sensitivity figures shown above were calculated by determining the change in the obligation as at December 31, 2017 due to a 100 basis point increase or decrease to each of our significant actuarial assumptions used, primarily the discount rate and healthcare cost trend rate, in isolation, leaving all other assumptions unchanged from the original calculation.
(c) Plan contributions:
In 2017, we made contributions to our pension plans of $11.9 (2016 — $19.4) of which $9.4 (2016 — $10.0) was for defined contribution plans and $2.5 (2016 — $9.4) was for defined benefit plans. In mid-2016, we provided a parental guarantee to the Trustees of our U.K. pension plans, and since the plans were considered sufficiently funded, no further contributions to these plans were required. We may, from time-to-time, make voluntary contributions to the pension plans. In 2017, we made aggregate contributions to our non-pension post-employment benefit plans of $4.5 (2016 — $2.2) to fund benefit payments.
We currently estimate that our 2018 contributions will be $2.5 for defined benefit pension plans, $9.4 for defined contribution pension plans, and $4.2 for our non-pension post-employment benefit plans. Our actual contributions could differ materially from these estimates.